Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2019
Leases [Abstract]
Incremental borrowing rate		7.00%	4.00%
Benefit of the lessor	$ 33
Expense in profit or loss	$ 3	$ 12